Stock-based Compensation - Narrative (Details) $ in Thousands, $ in Thousands		3 Months Ended
	Mar. 26, 2026 shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 CAD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 CAD ($) shares	Mar. 25, 2026 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)		0	0	0	0
Intrinsic value of stock options exercised | $			$ 16,869		$ 151
Capitalized stock-based compensation | $		$ 31		$ 53
Nonvested award, option, cost not yet recognized, amount | $		$ 14,203
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period		10 years	10 years
Expiration period from employee termination		90 days	90 days
Nonvested award, cost not yet recognized, period for recognition		1 year 6 months 18 days	1 year 6 months 18 days
Employee Stock Option | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights, percentage		25.00%	25.00%
Award vesting period		1 year	1 year
Employee Stock Option | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		36 months	36 months
2017 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)	15,726,911					1,393,773
2018 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)	64,873,614					5,749,323
2018 Equity Incentive Plan | Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant (in shares)		17,635,998
Xanadu Omnibus Long-Term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding stock maximum	15.00%